Preferred, Common Stock and Additional Paid in Capital - Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Preferred Stock	Dec. 31, 2012 Preferred Stock	Oct. 07, 2013 Common Stock	Jul. 25, 2013 Common Stock	Jul. 22, 2011 Common Stock	Nov. 23, 2009 Common Stock	Nov. 22, 2009 Common Stock
Preferred Stock:
Preferred Stock - Shares Authorized				25,000,000	25,000,000
Preferred Stock - Par Value				$ 0.01	$ 0.01
Preferred Stock - Shares Issued				0	0
Common Stock:
Common Stock - Shares Authorized									300,000,000	100,000,000
Common Stock - Par Value									$ 0.01	$ 0.01
Common shares offered in public offering						8,050,000	15,338,861	1,113,334
Public offering price						$ 8.8		$ 27
Proceeds from issuance of common stock	$ 150,905	$ 0	$ 28,786			$ 68,124	$ 77,898
Offering expenses						$ 2,716	$ 2,167